Summary of Significant Accounting Policies (Details 2) - Debt Conversion Derivative [Member] - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Schedule of Premium debt conversion derivative [Abstract]
Balance as of beginning of period	$ 308,395	$ 441,823	$ 462,174	$ 137,650
Value assigned to the underlying derivatives in connection with convertible promissory and short-term notes		269,493	218,052	342,486
Change in fair value of premium debt conversion derivatives	111,195	(104,143)	(371,831)	(17,962)
Reclassification to equity upon conversion of convertible promissory notes	(419,590)
Balance as of end of period		$ 607,173	$ 308,395	$ 462,174